Distribution of Income from Operations by Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Excluding Restructuring and other items, net	$ 73,653	$ 39,260	$ 92,095
Restructuring and other items, net	(5,636)	(9,817)
Income from operations	68,017	29,443	92,095
Central Laboratory
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Excluding Restructuring and other items, net	4,059	(661)	(12,759)
Restructuring and other items, net	(158)	(1,545)
Income from operations	3,901	(2,206)	(12,759)
Clinical Research
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Excluding Restructuring and other items, net	69,594	39,921	104,854
Restructuring and other items, net	(5,478)	(8,272)
Income from operations	$ 64,116	$ 31,649	$ 104,854